Variable Interest Entities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]	Dec. 31, 2010 Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]	Dec. 31, 2009 Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Variable Interest Entity [Line Items]
Purchased electricity	$ 156,098	$ 180,022	$ 355,213	$ 407,918	$ 771,405	$ 773,429	$ 175,900	$ 190,300	$ 181,200